SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Disposion of Real Estate Assets) (Detail) - Property	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Number of properties disposed	39	497	21